Share Capital and Reserves - Schedule of Stock Options (Details) shares in Thousands		12 Months Ended
		Dec. 31, 2025 $ / shares shares	Dec. 31, 2025 $ / shares $ / shares shares	Dec. 31, 2024 $ / shares $ / shares shares	Dec. 31, 2024 $ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options Outstanding, start of the year	[1]	6,830	6,830	4,220	4,220
Number of options Granted	[1]	2,113	2,113	3,300	3,300
Number of options Exercised	[1]	959	959
Number of options Forfeited	[1]			690	690
Number of options Expired	[1]
Number of options Outstanding, end of the year	[1]	7,984	7,984	6,830	6,830
Number of options exercisable	[1]	4,427	4,427	2,595	2,595
Weighted-average exercise price Outstanding, start of the year | (per share)	[1]	$ 0.71	$ 0.71		$ 1.68
Weighted-average exercise price Granted | (per share)	[1]	1.6			0.53
Weighted-average exercise price Exercised | (per share)	[1]	1
Weighted-average exercise price Forfeited | (per share)	[1]				0.75
Weighted-average exercise price Expired | (per share)	[1]
Weighted-average exercise price Outstanding, end of the year | (per share)	[1]	0.89		$ 0.71	0.71
Weighted-average exercise price Exercisable, end of the year | (per share)	[1]	$ 0.72	$ 0.72	$ 0.81	$ 0.81

[1]	Option amounts and exercise prices have been adjusted to reflect the effect of the 1.5:1 share consolidation that took place on November 3, 2025, unless otherwise noted